Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
October 31, 2024
AFCY-NPRT1-1224
1.809093.121
Common Stocks - 98.5%
	Shares	Value ($)
UNITED STATES - 98.5%
Industrials - 97.6%
Aerospace & Defense - 20.9%
Axon Enterprise Inc (a)	4,600	1,948,100
Boeing Co (a)	144,564	21,584,851
GE Aerospace	207,637	35,667,885
General Dynamics Corp	40,600	11,839,366
Howmet Aerospace Inc	278,558	27,777,804
Huntington Ingalls Industries Inc	13,800	2,552,448
Loar Holdings Inc (b)	500	43,090
Lockheed Martin Corp	8,420	4,597,741
Standardaero Inc	3,000	86,550
TransDigm Group Inc	16,014	20,855,032
		126,952,867
Air Freight & Logistics - 2.1%
CH Robinson Worldwide Inc	12,700	1,308,608
FedEx Corp	42,000	11,501,700
		12,810,308
Building Products - 11.1%
AZEK Co Inc/The Class A (a)	203,500	8,954,000
Carlisle Cos Inc	18,824	7,948,058
Fortune Brands Innovations Inc (b)	154,200	12,849,486
Johnson Controls International plc	101,857	7,695,296
Simpson Manufacturing Co Inc (b)	36,079	6,486,643
Trane Technologies PLC	64,600	23,912,336
		67,845,819
Commercial Services & Supplies - 2.9%
Cintas Corp	28,000	5,762,680
Waste Connections Inc (United States)	65,800	11,630,150
		17,392,830
Construction & Engineering - 3.6%
Comfort Systems USA Inc	8,700	3,402,048
Quanta Services Inc	41,500	12,517,645
WillScot Holdings Corp (a)	185,000	6,130,900
		22,050,593
Electrical Equipment - 14.2%
AMETEK Inc	103,334	18,945,256
Eaton Corp PLC	61,116	20,264,843
GE Vernova Inc	97,059	29,278,818
Regal Rexnord Corp	85,105	14,173,387
Vertiv Holdings Co Class A	35,500	3,879,794
		86,542,098
Ground Transportation - 11.4%
CSX Corp	67,583	2,273,492
Knight-Swift Transportation Holdings Inc	201,700	10,504,536
Old Dominion Freight Line Inc	53,600	10,790,752
Uber Technologies Inc (a)	204,700	14,748,635
Union Pacific Corp	93,000	21,582,510
XPO Inc (a)	70,800	9,241,524
		69,141,449
Machinery - 20.8%
Caterpillar Inc	20,200	7,599,240
Chart Industries Inc (a)(b)	63,300	7,641,576
Deere & Co	23,300	9,429,277
Dover Corp	91,400	17,304,762
Ingersoll Rand Inc	268,043	25,732,128
ITT Inc	124,109	17,390,153
Parker-Hannifin Corp	41,213	26,131,928
Westinghouse Air Brake Technologies Corp	80,700	15,169,986
		126,399,050
Professional Services - 3.4%
KBR Inc	123,900	8,302,539
Leidos Holdings Inc	68,800	12,601,408
		20,903,947
Trading Companies & Distributors - 7.2%
Core & Main Inc Class A (a)(b)	152,900	6,770,412
FTAI Aviation Ltd	52,600	7,071,544
United Rentals Inc	18,900	15,361,920
Watsco Inc	11,800	5,581,518
WW Grainger Inc	7,900	8,762,917
		43,548,311
TOTAL INDUSTRIALS		593,587,272

Materials - 0.9%
Construction Materials - 0.9%
Eagle Materials Inc	20,400	5,823,384
TOTAL UNITED STATES		599,410,656
TOTAL COMMON STOCKS (Cost $420,123,988)		599,410,656

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	2,047,972	2,048,381
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	10,102,590	10,103,600
TOTAL MONEY MARKET FUNDS (Cost $12,151,981)			12,151,981

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $432,275,969)	611,562,637
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,074,420)
NET ASSETS - 100.0%	608,488,217

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,941,600	25,064,421	25,957,640	34,620	-	-	2,048,381	0.0%
Fidelity Securities Lending Cash Central Fund	10,896,975	36,201,723	36,995,098	1,592	-	-	10,103,600	0.0%
Total	13,838,575	61,266,144	62,952,738	36,212	-	-	12,151,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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